Insurance claims - Schedule of Insurance Claims (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Life insurance and investment contracts
Insurance claims	£ (11,489)	£ (15,064)	£ 1,023
Insurance claims
Life insurance and investment contracts
Claims and surrenders	(4,465)	(4,023)	(3,647)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(11,502)	(15,125)	927
Reinsurers' share	181	251	167
Receipts from premiums and claims, annuities and other policy benefits	(11,321)	(14,874)	1,094
Change in unallocated surplus	(20)	(28)	85
Insurance claims	(11,489)	(15,064)	1,023
Change in insurance and participating investment contracts | Insurance claims
Life insurance and investment contracts
Change in insurance and participating investment contracts	(4,395)	(7,590)	3,000
Change in non-participating investment contracts | Insurance claims
Life insurance and investment contracts
Change in non-participating investment contracts	(2,642)	(3,512)	1,574
Total life insurance and investment contracts | Insurance claims
Life insurance and investment contracts
Insurance claims	(11,341)	(14,902)	1,179
Total non-life insurance claims, net of reinsurance | Insurance claims
Life insurance and investment contracts
Insurance claims	£ (148)	£ (162)	£ (156)